Financial Instruments - Disclosure of maturity analysis for non-derivative and derivative financial liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Long-term debt	$ 3,216	$ 7,026
Commercial paper	0	1,637
Trade payables	326	307
Accruals	854	1,477
Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Long-term debt	3,259	5,447
Interest payable	1,995	2,648
Debt-related hedges outflows	530	1,860
Debt-related hedges inflows	(449)	(1,605)
Commercial paper		1,641
Trade payables	326	307
Accruals	854	1,477
Other financial liabilities	101	166
Total	6,616	11,941
Not later than one year [member] | Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Interest payable	147	238
Debt-related hedges outflows	16	58
Debt-related hedges inflows	(13)	(54)
Commercial paper		1,641
Trade payables	326	307
Accruals	854	1,477
Other financial liabilities	98	133
Total	1,428	3,800
Later than one year and not later than two years [member] | Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Long-term debt		901
Interest payable	147	232
Debt-related hedges outflows	16	529
Debt-related hedges inflows	(13)	(449)
Other financial liabilities	3	33
Total	153	1,246
Later than two years and not later than three years [member] | Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Long-term debt	548	603
Interest payable	147	201
Debt-related hedges outflows	498	775
Debt-related hedges inflows	(423)	(644)
Total	770	935
Later than three years and not later than four years [member] | Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Long-term debt		793
Interest payable	128	175
Debt-related hedges outflows		498
Debt-related hedges inflows		(458)
Total	128	1,008
Later than four years and not later than five years [member] | Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Long-term debt	600
Interest payable	128	147
Total	728	147
Later than five years [member] | Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Long-term debt	2,111	3,150
Interest payable	1,298	1,655
Total	$ 3,409	$ 4,805